Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 08, 2013	Dec. 31, 2012	Jan. 09, 2013 Sunrise [Member]	Dec. 31, 2012 Sunrise [Member]	Aug. 30, 2012 Sunrise [Member]	Jan. 09, 2013 Management Business Buyer [Member]
Subsequent Events (Textuals) [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,750,000,000	$ 2,000,000,000
Revolving line of credit	2,250,000,000	5,000,000
Term Loan Amount	500,000,000
Line of Credit Alternate Currencies	500,000,000
Additional unsecured line of credit arrangement	1,000,000,000	500,000,000
Maximum Aggregate Commitment	3,750,000,000	2,500,000,000
Maturity Date	Mar. 31, 2017	Jul. 27, 2015
Unsecured revolving demand note margin over LIBOR	0.01175
Term Loan Extension Period	2 years	no longer than three months
Revolver Facility Fee	0.00225
Term Loan Interest Rate Margin Above Libor	0.0135
Term Loan Maturity Date	Mar. 31, 2016
Sunrise Merger [Line Items]
Purchase price per share					$ 14.5
Total purchase price			3,281,300,000	2,021,400,000		130,000,000
Cash investment commitment amount			3,084,400,000			26,000,000
Assumed debt			$ 133,900,000
Percentage of partnership owned						20.00%